Share-Based Compensation - Summary of Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	29,676,253
Number of options, Granted	5,601,640
Number of options, Exercised	(5,622,274)
Number of options, Forfeited	(1,410,996)
Number of options, Outstanding ending balance	28,244,623	29,676,253
Number of options, Exercisable	16,636,567
Weighted average exercise price per option, Outstanding beginning balance	$ 0.0157
Weighted average exercise price per option, Granted	0.0002
Weighted average exercise price per option, Exercised	0.0039
Weighted average exercise price per option, Forfeited	0.0011
Weighted average exercise price per option, Outstanding ending balance	0.0157	$ 0.0157
Weighted average exercise price per option, Exercisable	$ 0.0265
Weighted average remaining contractual term options outstanding	6 years 4 months 24 days	6 years 8 months 8 days
Weighted average remaining contractual life, Exercisable	4 years 9 months 10 days
Aggregated intrinsic value, Outstanding beginning balance	$ 126,375	$ 132,783
Aggregated intrinsic value, Exercisable	$ 74,260
Options classified as Equity Awards | 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	4,848,671
Number of options, Granted	926,300
Number of options, Repurchased	(769,889)
Number of options, Forfeited	(384,066)
Number of options, Outstanding ending balance	4,621,016	4,848,671
Number of options, Exercisable	3,002,020
Weighted average exercise price per option, Outstanding beginning balance	$ 1.6232
Weighted average exercise price per option, Granted	$ 0.0001
Weighted average exercise price per option, Repurchased	1.0237
Weighted average exercise price per option, Forfeited	$ 0.865
Weighted average exercise price per option, Outstanding ending balance	1.4607	$ 1.6232
Weighted average exercise price per option, Exercisable	$ 2.1096
Weighted average remaining contractual term options outstanding	6 years 6 months 29 days	6 years 9 months 3 days
Weighted average remaining contractual life, Exercisable	5 years 2 months 12 days
Aggregated intrinsic value, Outstanding beginning balance	$ 0	$ 0
Aggregated intrinsic value, Exercisable	$ 0